Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to equity holder of the Group	Share capital	Translation of foreign operations	Other reserves		Retained profits	Non-controlling interests
Equity, beginning balance at Dec. 31, 2015	$ 797	$ 781	$ 1,664	$ (439)	$ (1,557)	[1]	$ 1,113	$ 16
Total comprehensive income (loss) for the year:
Profit (loss) after income tax	161	159					159	2
Remeasurement of defined benefit plans, net of income tax	74	74			74	[1]
Foreign currency translation reserve	(66)	(66)		(66)
Reclassification of foreign currency translation reserve upon disposal of businesses	0
Total comprehensive income (loss) for the year	169	167		(66)	74	[1]	159	2
Change upon sale of businesses	(7)							(7)
Dividends paid to non-controlling interests	(2)							(2)
Equity, ending balance at Dec. 31, 2016	957	948	1,664	(505)	(1,483)	[1]	1,272	9
Total comprehensive income (loss) for the year:
Profit (loss) after income tax	439	437					437	2
Remeasurement of defined benefit plans, net of income tax	154	154			154	[1]
Foreign currency translation reserve	78	78		78
Reclassification of foreign currency translation reserve upon disposal of businesses	25	25		25
Total comprehensive income (loss) for the year	696	694		103	154	[1]	437	2
Change upon sale of businesses	0				3	[1]	(3)
Dividends paid to non-controlling interests	(1)							(1)
Equity, ending balance at Dec. 31, 2017	1,652	1,642	1,664	(402)	(1,326)	[1]	1,706	10
Total comprehensive income (loss) for the year:
Profit (loss) after income tax	(5)	(7)					(7)	2
Remeasurement of defined benefit plans, net of income tax	22	22			22	[1]
Foreign currency translation reserve	(63)	(63)		(63)
Reclassification of foreign currency translation reserve upon disposal of businesses	23	23		23
Total comprehensive income (loss) for the year	(23)	(25)		(40)	22	[1]	(7)	2
Change upon sale of businesses	0				12	[1]	(12)
Dividends paid to non-controlling interests	(3)							(3)
Equity, ending balance at Dec. 31, 2018	$ 1,626	$ 1,617	$ 1,664	$ (442)	(1,292)	[1]	$ 1,687	$ 9
Total comprehensive income (loss) for the year:
Reduction in equity from common control transactions					$ 1,561

[1]	Balances include the cumulative reduction in equity of $1,561 million from common control transactions, with the remainder consisting of the cumulative remeasurement of defined benefit plans.